Net Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Net Earnings (Loss) Per Share [Abstract]
Shedule of basic and diluted per share
	2021		2020
	Weighted average shares outstanding	Net income attributable to the shareholders of the Company	Weighted average shares outstanding	Net income attributable to the shareholders of the Company
	Number of shares (in thousands)		Number of shares (in thousands)
Total shares for the calculation of basic earnings per share	157,652	—	84,915	—
The effect of dilutive potential ordinary shares	11,741	—	—	—
Total shares for the calculation of diluted earnings per share	169,393	—	84,915	—
Net income (loss) for the calculation of basic and diluted earnings (loss) per share	—	$22,130	—	$(16,289)

Schedule of basic and diluted per share
	Year ended December 31,
	2021	2020
Basic earnings (loss) per share	0.14	(0.19)
Diluted earnings (loss) per share	0.13	(0.19)